T. ROWE PRICE U.S. Equity Research Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  9.0%
Diversified Telecommunication Services  0.3%
AT&T  1,339,514 37,881
37,881
Entertainment  1.5%
Electronic Arts  127,540 18,432
Netflix (1) 144,754 134,988
Spotify Technology (1) 17,057 9,382
Take-Two Interactive Software (1) 39,491 8,185
TKO Group Holdings  51,687 7,898
Walt Disney  182,364 17,999
196,884
Interactive Media & Services  6.0%
Alphabet, Class A  1,144,950 177,055
Alphabet, Class C  1,525,939 238,398
Meta Platforms, Class A  629,553 362,849
778,302
Media  0.6%
Charter Communications, Class A (1) 88,218 32,511
Comcast, Class A  1,047,727 38,661
Omnicom Group  49,751 4,125
75,297
Wireless Telecommunication Services  0.6%
T-Mobile U.S.  286,710 76,468
76,468
Total Communication Services 1,164,832
CONSUMER DISCRETIONARY  10.4%
Automobiles  1.5%
General Motors  258,680 12,166
Tesla (1) 723,710 187,556
199,722
Broadline Retail  4.0%
Amazon.com (1) 2,663,662 506,789
eBay  301,702 20,434
527,223
Hotels, Restaurants & Leisure  2.3%
Airbnb, Class A (1) 10,066 1,202
Booking Holdings  12,442 57,319

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (1) 610,150 30,636
Domino's Pizza  16,642 7,646
DoorDash, Class A (1) 102,019 18,646
Hilton Worldwide Holdings  95,677 21,771
Las Vegas Sands  359,847 13,901
Marriott International, Class A  92,156 21,952
McDonald's  229,129 71,573
Norwegian Cruise Line Holdings (1) 240,919 4,568
Royal Caribbean Cruises  109,367 22,468
Starbucks  125,791 12,339
Wingstop  22,040 4,972
Wynn Resorts  68,529 5,722
Yum! Brands  72,401 11,393
306,108
Household Durables  0.2%
NVR (1) 3,129 22,668
22,668
Specialty Retail  2.1%
AutoZone (1) 6,638 25,309
Bath & Body Works  82,643 2,506
Carvana (1) 34,061 7,121
Home Depot  307,524 112,704
Lowe's  143,458 33,459
O'Reilly Automotive (1) 21,606 30,952
Ross Stores  175,715 22,455
TJX  253,027 30,819
Tractor Supply  75,927 4,184
Ulta Beauty (1) 20,278 7,433
276,942
Textiles, Apparel & Luxury Goods  0.3%
Deckers Outdoor (1) 68,789 7,691
Lululemon Athletica (1) 70,633 19,993
NIKE, Class B  104,439 6,630
34,314
Total Consumer Discretionary 1,366,977
CONSUMER STAPLES  5.7%
Beverages  1.5%
Coca-Cola  1,354,184 96,987
Constellation Brands, Class A  21,903 4,020
Keurig Dr Pepper  1,353,389 46,313
Monster Beverage (1) 248,978 14,570

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PepsiCo  269,678 40,435
202,325
Consumer Staples Distribution & Retail  1.8%
Costco Wholesale  119,519 113,039
Sysco  44,733 3,357
Target  36,999 3,861
Walmart  1,293,317 113,540
233,797
Food Products  0.1%
Lamb Weston Holdings  35,597 1,897
McCormick  37,667 3,100
Mondelez International, Class A  195,469 13,263
18,260
Household Products  1.2%
Clorox  22,530 3,317
Colgate-Palmolive  232,580 21,793
Kimberly-Clark  160,166 22,779
Procter & Gamble  606,145 103,299
151,188
Personal Care Products  0.3%
Estee Lauder, Class A  69,400 4,580
Kenvue  1,379,442 33,079
37,659
Tobacco  0.8%
Altria Group  402,490 24,157
Philip Morris International  482,232 76,545
100,702
Total Consumer Staples 743,931
ENERGY  3.8%
Energy Equipment & Services  0.3%
Baker Hughes  270,075 11,870
Schlumberger  658,414 27,522
39,392
Oil, Gas & Consumable Fuels  3.5%
Chevron  489,960 81,965
ConocoPhillips  556,352 58,428
Diamondback Energy  101,800 16,276
EOG Resources  203,406 26,085
EQT  216,752 11,581
Expand Energy  97,497 10,853

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exxon Mobil  1,147,930 136,523
Hess  34,979 5,587
Phillips 66  124,033 15,316
Targa Resources  127,583 25,577
Texas Pacific Land  5,603 7,424
Valero Energy  208,312 27,512
Williams  531,909 31,787
454,914
Total Energy 494,306
FINANCIALS  15.2%
Banks  3.7%
Bank of America  2,569,800 107,238
Citigroup  1,011,778 71,826
Fifth Third Bancorp  380,648 14,921
Huntington Bancshares  995,854 14,948
JPMorgan Chase  750,834 184,180
KeyCorp  633,449 10,129
Popular  65,191 6,022
Truist Financial  99,160 4,080
Wells Fargo  874,955 62,813
Western Alliance Bancorp  79,195 6,084
482,241
Capital Markets  2.8%
Ares Management, Class A  69,533 10,194
Bank of New York Mellon  268,558 22,524
Blackrock  38,777 36,702
Cboe Global Markets  46,568 10,538
Charles Schwab  791,054 61,924
CME Group  130,889 34,723
Goldman Sachs Group  69,557 37,998
KKR  253,111 29,262
Moody's  16,287 7,585
Morgan Stanley  268,860 31,368
S&P Global  89,222 45,334
State Street  177,260 15,870
TPG  271,999 12,901
Tradeweb Markets, Class A  97,761 14,513
371,436
Consumer Finance  0.5%
American Express  105,888 28,489
Capital One Financial  101,001 18,110
Discover Financial Services  38,900 6,640

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synchrony Financial  191,578 10,142
63,381
Financial Services  5.8%
Apollo Global Management  159,848 21,890
Berkshire Hathaway, Class B (1) 394,328 210,011
Block (1) 220,956 12,005
Corebridge Financial  632,477 19,967
Corpay (1) 140,819 49,106
Equitable Holdings  249,534 12,998
Fiserv (1) 335,952 74,188
Global Payments  133,814 13,103
Mastercard, Class A  254,463 139,476
Visa, Class A  528,941 185,373
Voya Financial  258,322 17,504
755,621
Insurance  2.4%
Allstate  217,211 44,978
American International Group  336,864 29,287
Axis Capital Holdings  106,276 10,653
Chubb  239,379 72,290
Hartford Insurance Group  254,389 31,475
Marsh & McLennan  164,260 40,084
MetLife  391,264 31,415
Progressive  92,939 26,303
RenaissanceRe Holdings  112,020 26,885
Travelers  18,633 4,928
318,298
Total Financials 1,990,977
HEALTH CARE  11.4%
Biotechnology  2.0%
AbbVie  391,395 82,005
Amgen  67,103 20,906
BeiGene, ADR (1) 53,502 14,562
Biogen (1) 19,852 2,716
Gilead Sciences  526,093 58,949
Regeneron Pharmaceuticals  54,880 34,806
Vertex Pharmaceuticals (1) 101,526 49,222
263,166
Health Care Equipment & Supplies  2.4%
Abbott Laboratories  241,209 31,996
Becton Dickinson & Company  91,979 21,069

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Scientific (1) 533,943 53,864
Cooper (1) 162,589 13,714
Intuitive Surgical (1) 141,722 70,191
Medtronic  516,797 46,439
Stryker  135,386 50,398
Zimmer Biomet Holdings  169,920 19,232
306,903
Health Care Providers & Services  2.6%
Cencora  91,759 25,517
Cigna Group  100,703 33,131
CVS Health  390,706 26,470
Elevance Health  80,120 34,849
McKesson  41,235 27,751
Molina Healthcare (1) 43,127 14,206
Quest Diagnostics  85,688 14,499
Tenet Healthcare (1) 117,904 15,858
UnitedHealth Group  276,543 144,839
337,120
Life Sciences Tools & Services  1.0%
Danaher  262,230 53,757
Mettler-Toledo International (1) 16,702 19,724
Repligen (1) 56,855 7,234
Thermo Fisher Scientific  112,582 56,021
136,736
Pharmaceuticals  3.4%
AstraZeneca, ADR  90,277 6,635
Eli Lilly  287,088 237,109
Johnson & Johnson  496,428 82,328
Merck  621,452 55,781
Pfizer  1,171,064 29,675
Sanofi, ADR  239,558 13,286
Viatris  2,021,072 17,604
442,418
Total Health Care 1,486,343
INDUSTRIALS & BUSINESS SERVICES  7.7%
Aerospace & Defense  1.9%
Boeing (1) 279,178 47,614
General Electric  388,077 77,674
Howmet Aerospace  169,544 21,995
L3Harris Technologies  111,392 23,315
Northrop Grumman  75,784 38,802

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RTX  147,939 19,596
TransDigm Group  13,408 18,547
247,543
Air Freight & Logistics  0.1%
FedEx  54,199 13,213
13,213
Building Products  0.4%
Carrier Global  263,648 16,715
Johnson Controls International  163,422 13,092
Trane Technologies  46,217 15,572
Trex (1) 85,667 4,977
50,356
Commercial Services & Supplies  0.6%
Cintas  112,694 23,162
Copart (1) 262,159 14,836
Republic Services  31,352 7,592
Waste Connections  71,182 13,894
Waste Management  85,134 19,709
79,193
Electrical Equipment  0.7%
AMETEK  102,706 17,680
Emerson Electric  102,994 11,292
GE Vernova  79,659 24,318
Hubbell  51,723 17,116
Rockwell Automation  95,549 24,688
95,094
Ground Transportation  1.1%
Canadian National Railway  95,514 9,309
CSX  897,371 26,410
Norfolk Southern  145,865 34,548
Old Dominion Freight Line  211,539 34,999
Saia (1) 58,524 20,450
Uber Technologies (1) 263,315 19,185
144,901
Industrial Conglomerates  0.5%
Honeywell International  155,797 32,990
Roper Technologies  58,275 34,358
67,348
Machinery  1.6%
Caterpillar  46,339 15,283

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cummins  106,236 33,299
Deere  88,793 41,675
Dover  112,390 19,745
Esab  80,587 9,388
Fortive  403,000 29,491
Ingersoll Rand  178,483 14,284
Stanley Black & Decker  452,154 34,762
Xylem  94,939 11,341
209,268
Passenger Airlines  0.1%
Delta Air Lines  68,909 3,005
United Airlines Holdings (1) 99,554 6,874
9,879
Professional Services  0.4%
Booz Allen Hamilton Holding  46,938 4,909
Equifax  65,441 15,939
Paylocity Holding (1) 51,783 9,701
SS&C Technologies Holdings  64,059 5,351
Verisk Analytics  54,921 16,345
52,245
Trading Companies & Distributors  0.3%
Fastenal  300,428 23,298
Ferguson Enterprises  55,242 8,852
SiteOne Landscape Supply (1) 36,865 4,477
36,627
Total Industrials & Business Services 1,005,667
INFORMATION TECHNOLOGY  29.8%
Communications Equipment  0.5%
Arista Networks (1) 156,500 12,125
Cisco Systems  885,508 54,645
66,770
Electronic Equipment, Instruments & Components  0.9%
Amphenol, Class A  424,972 27,874
CDW  78,198 12,532
Keysight Technologies (1) 222,341 33,300
Teledyne Technologies (1) 54,231 26,991
Zebra Technologies, Class A (1) 58,851 16,629
117,326
IT Services  0.8%
Accenture, Class A  225,631 70,406

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gartner (1) 10,804 4,535
International Business Machines  131,608 32,725
Shopify, Class A (1) 25,523 2,437
110,103
Semiconductors & Semiconductor Equipment  9.7%
Advanced Micro Devices (1) 433,803 44,569
Analog Devices  189,221 38,160
Applied Materials  227,698 33,044
Broadcom  1,268,266 212,346
First Solar (1) 77,352 9,780
KLA  34,043 23,142
Lam Research  326,513 23,738
Microchip Technology  262,141 12,690
Micron Technology  302,223 26,260
Monolithic Power Systems  19,630 11,385
NVIDIA  6,606,620 716,025
NXP Semiconductors  64,449 12,249
QUALCOMM  398,629 61,233
Texas Instruments  209,265 37,605
1,262,226
Software  10.5%
Adobe (1) 115,947 44,469
Autodesk (1) 59,811 15,659
Cadence Design Systems (1) 133,237 33,886
Crowdstrike Holdings, Class A (1) 45,984 16,213
Descartes Systems Group (1) 44,275 4,464
Dynatrace (1) 182,349 8,598
Fair Isaac (1) 10,178 18,770
Fortinet (1) 328,794 31,650
Gen Digital  869,504 23,077
HubSpot (1) 6,576 3,757
Intuit  94,787 58,198
Microsoft  2,124,322 797,449
Monday.com (1) 16,504 4,013
Oracle  474,267 66,307
Palantir Technologies, Class A (1) 500,572 42,248
Palo Alto Networks (1) 204,885 34,962
Salesforce  386,940 103,839
ServiceNow (1) 52,837 42,066
Synopsys (1) 32,832 14,080
Workday, Class A (1) 31,361 7,324

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zscaler (1) 18,493 3,669
1,374,698
Technology Hardware, Storage & Peripherals  7.4%
Apple  4,259,390 946,138
Pure Storage, Class A (1) 60,442 2,676
Sandisk (1) 78,518 3,738
Western Digital (1) 237,690 9,610
962,162
Total Information Technology 3,893,285
MATERIALS  1.9%
Chemicals  1.1%
CF Industries Holdings  58,435 4,567
Corteva  178,582 11,238
Linde  195,127 90,859
Mosaic  454,246 12,269
RPM International  23,371 2,704
Sherwin-Williams  76,672 26,773
148,410
Construction Materials  0.1%
Vulcan Materials  62,742 14,638
14,638
Containers & Packaging  0.2%
Avery Dennison  35,825 6,376
International Paper  332,936 17,762
Packaging Corp. of America  28,544 5,652
29,790
Metals & Mining  0.4%
Franco-Nevada  99,948 15,748
Freeport-McMoRan  576,200 21,815
Steel Dynamics  131,284 16,421
53,984
Paper & Forest Products  0.1%
West Fraser Timber (2) 159,114 12,242
12,242
Total Materials 259,064
REAL ESTATE  2.2%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  26,134 2,417

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Welltower, REIT  203,170 31,128
33,545
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  305,582 34,161
Rexford Industrial Realty, REIT  563,989 22,080
56,241
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 85,400 11,169
CoStar Group (1) 41,211 3,265
14,434
Residential Real Estate Investment Trusts  0.4%
AvalonBay Communities, REIT  50,312 10,798
Camden Property Trust, REIT  44,276 5,415
Equity Residential, REIT  117,366 8,401
Essex Property Trust, REIT  41,778 12,808
Sun Communities, REIT  88,932 11,440
48,862
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  332,677 7,066
Regency Centers, REIT  95,893 7,073
Simon Property Group, REIT  52,224 8,674
22,813
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  225,736 49,120
Crown Castle, REIT  98,438 10,260
CubeSmart, REIT  120,210 5,134
Equinix, REIT  38,090 31,057
Public Storage, REIT  47,682 14,271
109,842
Total Real Estate 285,737
UTILITIES  2.6%
Electric Utilities  1.7%
Constellation Energy  170,622 34,402
Entergy  136,785 11,694
Evergy  107,379 7,404
Exelon  741,338 34,161
NextEra Energy  851,637 60,373
PG&E  1,008,193 17,321
Southern  215,968 19,858

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy  460,256 32,581
217,794
Gas Utilities  0.2%
Atmos Energy  137,154 21,201
21,201
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  94,578 11,107
11,107
Multi-Utilities  0.6%
Ameren  203,294 20,411
CMS Energy  384,987 28,916
Consolidated Edison  173,814 19,222
Dominion Energy  227,349 12,747
Sempra  36,781 2,625
83,921
Total Utilities 334,023
Total Common Stocks (Cost $9,796,280) 13,025,142
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Treasury Reserve Fund, 4.39% (3)(4) 36,951,101 36,951
36,951
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.208%, 7/10/25 (5) 2,800,000 2,767
2,767
Total Short-Term Investments (Cost $39,719) 39,718

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4) 8,525,851 8,526
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 8,526
Total Securities Lending Collateral (Cost $8,526) 8,526
Total Investments in Securities  100.1%
(Cost $9,844,525) $ 13,073,386
Other Assets Less Liabilities (0.1)% (7,078)
Net Assets 100.0% $ 13,066,308
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies
(5) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 116 S&P 500 E-Mini Index contracts 6/25 32,789 $ (396)
Net payments (receipts) of variation margin to date 571
Variation margin receivable (payable) on open futures contracts $ 175

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 582
Totals $ —# $ — $ 582+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 8,557  ¤  ¤ $ 8,526
T. Rowe Price Treasury
Reserve Fund, 4.39% 86,822  ¤  ¤ 36,951
Total $ 45,477^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $582 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,477.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Equity Research Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. Equity Research Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,025,142 $ — $ — $ 13,025,142
Short-Term Investments 36,951 2,767 — 39,718
Securities Lending Collateral 8,526 — — 8,526
Total $ 13,070,619 $ 2,767 $ — $ 13,073,386
Liabilities
Futures Contracts* $ 396 $ — $ — $ 396
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F108-054Q1 03/25